Goodwill (Tables)	12 Months Ended
Dec. 31, 2019
Goodwill And Intangible Assets Disclosure [Abstract]
Schedule of Changes in Goodwill

Changes in goodwill for the years ended December 31, 2017, 2018 and 2019 were as follows:

	Commodities brokerage	Investment advisory services	Institution subscription services	Hong Kong brokerage services	Total
Balance as of December 31, 2017	$—	$—	$—	$108,010	$108,010
Exchange difference	—	—	—	(219)	(219)
Balance as of December 31, 2018	$—	$—	$—	$107,791	$107,791
Exchange difference	—	—	—	625	625
Balance as of December 31, 2019	$—	$—	$—	$108,416	$108,416